CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Sep. 30, 2013
Current assets:
Cash	$ 1,326,278	$ 3,382,428
Accounts receivable, net of allowance for doubtful accounts of $3,959,000 and $3,968,000, respectively	3,563,456	3,721,964
Note receivable, current portion	167,301	176,205
Prepaid expenses and other	2,230,328	1,783,805
Inventory, net of reserves of $252,114 and $148,043, respectively	640,541	467,101
Total current assets	7,927,904	9,531,503
Property and equipment, net of accumulated depreciation of $2,139,395 and $2,092,222, respectively	333,108	318,201
Monitoring equipment, net of accumulated amortization of $1,238,912 and $1,183,346, respectively	1,600,180	1,236,696
Note receivable, net of current portion		28,499
Intangible assets, net of accumulated amortization of $1,478,279 and $1,256,647, respectively	15,192,288	15,413,920
Other assets	3,516,650	170,172
Total assets	28,570,130	26,698,991
Current liabilities:
Accounts payable	670,609	348,074
Accrued liabilities	2,233,599	2,180,791
Dividends payable	9,427	9,427
Deferred revenue	8,685	8,674
Current portion of long-term related-party debt	2,700,000	60,000
Current portion of long-term debt	87,115	88,095
Total current liabilities	5,709,435	2,695,061
Long-term debt, net of current portion	19,350	40,588
Total liabilities	5,728,785	2,735,649
Stockholders' equity:
Series D 8% dividend, convertible, voting, $0.0001 par value: 85,000 shares designated; 468 and 468 shares outstanding, respectively (aggregate liquidation preference of $467,507)	1	1
Common stock, $0.0001 par value: 15,000,000 shares authorized; 9,811,946 and 9,805,503 shares outstanding, respectively	980	980
Additional paid-in capital	290,539,894	290,391,698
Accumulated deficit	(267,699,530)	(266,429,337)
Total equity	22,841,345	23,963,342
Total liabilities and stockholders' equity	$ 28,570,130	$ 26,698,991